Stock-Based and Long-Term Compensation (Details 3) (USD $)	12 Months Ended
Dec. 31, 2011
Summarizes Non-vested Stock Option [Abstract]
Number of Option, Beginning Balance	869,971
Weighted Average Grant Date Fair Value, Beginning Balance	$ 10.23
Number of Option, Granted	207,183
Weighted Average Grant Date Fair Value, Granted	$ 13.54
Number of Option, Vested	(393,698)
Weighted Average Grant Date Fair Value, Vested	$ 9.61
Number of Option, Ending Balance	683,456
Weighted Average Grant Date Fair Value, Ending Balance	$ 11.59